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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Pear Tree Funds

55 Old Bedford Road, Lincoln, MA 01773

Willard L. Umphrey

Pear Tree Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

COMMON STOCK - 95.8%
	Shares	Value
AUTO COMPONENTS - 1.5%
Motorcar Parts of America, Inc. (a)	106,614	$1,994,748

BANKS - 22.4%
Ameris Bancorp	62,200	3,318,370
Brookline Bancorp, Inc.	156,000	2,901,600
Bryn Mawr Bank Corporation	54,146	2,506,960
Central Pacific Financial Corporation	83,883	2,403,248
CoBiz Financial, Inc.	118,009	2,534,833
Colony Bankcorp, Inc.	157,079	2,654,635
Dime Community Bancshares, Inc.	128,400	2,503,800
F.N.B. Corporation	167,480	2,247,582
International Bancshares Corporation	60,700	2,597,960
OFG Bancorp (b)	205,000	2,880,250
RBB Bancorp	76,532	2,458,208
		29,007,446
BUILDING PRODUCTS - 4.8%
Continental Building Products Inc. (a)	103,800	3,274,890
NCI Building Systems, Inc. (a)	140,244	2,945,124
		6,220,014
CAPITAL MARKETS - 1.8%
Hercules Capital, Inc.	188,658	2,386,524

CHEMICALS - 1.7%
Ferro Corporation (a)	103,935	2,167,045

COMMERCIAL SERVICES AND SUPPLIES - 1.7%
Deluxe Corporation	32,800	2,171,688

COMMUNICATIONS EQUIPMENT - 1.5%
Bel Fuse, Inc. Class B	96,000	2,006,400

CONSTRUCTION MATERIALS - 1.1%
U.S. Concrete, Inc. (a)(b)	27,860	1,462,650

ELECTRIC UTILITIES - 2.1%
ALLETE, Inc.	35,400	2,740,314

ELECTRICAL EQUIPMENT - 2.0%
Regal Beloit Corportation	31,300	2,560,340

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
Avnet, Inc.	60,100	2,577,689

ENERGY EQUIPMENT & SERVICES - 2.2%
Dril-Quip, Inc.	56,000	2,878,400

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.2%
Digital Realty Trust, Inc.	19,816	2,211,069
Education Realty Trust, Inc.	73,357	3,044,315
EPR Properties	43,410	2,812,534
Physicians Realty Trust	158,222	2,522,059
		10,589,977
HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
Computer Programs and Systems, Inc. (b)	96,450	3,173,205
Natus Medical, Inc. (a)	66,220	2,284,590
		5,457,795
INSURANCE - 2.2%
United Insurance Holdings Corporation	142,751	2,795,065

INTERNET SOFTWARE & SERVICES - 4.6%
Insight Enterprises, Inc.	61,327	3,000,730
Web.com Group, Inc. (a)	112,600	2,910,710
		5,911,440
IT SERVICES - 3.6%
Alliance Data Systems Corporation	2,255	525,866
EVERTEC Inc	190,100	4,153,685
		4,679,551
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Cambrex Corporation (a)	43,597	2,280,123

MACHINERY - 3.8%
Exco Technologies Limited	321,100	2,172,104
Greenbrier Companies, Inc. (The)	52,500	2,769,375
		4,941,479
MEDIA - 2.2%
Cinemark Holdings, Inc.	48,191	1,690,540
Entravision Communications Corporation, Class A	232,264	1,161,320
		2,851,860
OIL, GAS & CONSUMABLE FUELS - 1.7%
Diamondback Energy, Inc.	16,670	2,193,272

PHARMACEUTICALS - 2.7%
Phibro Animal Health Corporation	76,800	3,536,640

PROFESSIONAL SERVICES - 3.2%
Kforce, Inc.	119,694	4,105,504

ROAD & RAIL - 2.0%
Knight-Swift Transportation Holdings, Inc.	69,094	2,640,082

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Integrated Device Technology, Inc. (a)	78,339	2,497,447

SPECIALTY RETAIL - 2.1%
Asbury Automotive Group, Inc. (a)	40,046	2,745,153

TEXTILES & APPAREL & LUXURY GOODS -2.9%
Deckers Outdoor Corporation (a)	33,700	3,804,393

TRADING COMPANIES & DISTRIBUTORS - 3.9%
Air Lease Corporation	64,000	2,686,080
WESCO International, Inc. (a)	40,500	2,312,550
		4,998,630

TOTAL COMMON STOCK
(Cost $ 87,277,291)		124,201,669

SHORT TERM INVESTMENTS - 3.8%
	Par Value	Value
MONEY MARKET - 3.8%
State Street Bank Institutional U.S. Government Money Market Fund	$4,911,516	$4,911,516
(Cost $ 4,911,516 )

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 99.6%
(Cost $ 92,188,807)		129,113,185

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 3.7%

MONEY MARKET - 3.7%
BlackRock FedFund (Institutional Shares)		4,856,755
(Cost $ 4,856,755)

TOTAL INVESTMENTS - 103.3%		133,969,940
(Cost $ 97,045,562)

OTHER ASSETS & LIABILITIES (NET) -(3.3)%		(4,285,400)
NET ASSETS - 100%		$129,684,540

(a)	Non-income producing security
(b)	All or a portion of this security was out on loan.
(c)	At June 30, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 92,293,695 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$37,803,159
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(983,669)

Net unrealized appreciation / (depreciation)	$36,819,490

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	26.4%
Industrials	21.3%
Information Technology	13.6%
Consumer Discretionary	8.8%
Health Care	8.7%
Real Estate	8.2%
Energy	3.9%
Materials	2.8%
Utilities	2.1%
Cash and Other Assets (Net)	4.2%
100.0%

Pear Tree Polaris Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Small Cap	In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$113,611,692	$-	$-	$113,611,692
Real Estate Investment Trusts	10,589,977	-	-	10,589,977
Short Term Investments	9,768,271	-	-	9,768,271
Total	$133,969,940	$0	$-	$133,969,940

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Small Cap Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

COMMON STOCK - 97.6%
	Shares	Value
AEROSPACE & DEFENSE - 2.0%
United Technologies Corporation	21,727	2,716,527

BANKS - 5.0%
U.S. Bancorp	66,531	3,327,881
Wells Fargo & Company	62,324	3,455,242
		6,783,123
BEVERAGES - 1.4%
Coca-Cola Company (The)	41,390	1,815,366

COMMUNICATIONS EQUIPMENT - 3.9%
QUALCOMM Incorporated	71,789	4,028,799
Schlumberger Limited	17,387	1,165,450
		5,194,249
COMPUTERS & PERIPHERALS - 7.1%
Apple, Inc.	48,167	8,916,194
Teradata Corporation (a)	15,729	631,519
		9,547,713
DIVERSIFIED FINANCIAL SERVICES - 2.5%
American Express Company	34,133	3,345,034

ELECTRICAL EQUIPMENT - 1.9%
Emerson Electric Co.	18,431	1,274,319
Honeywell International Inc.	8,911	1,283,630
		2,557,949
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Amphenol Corporation	9,476	825,834

FOOD PRODUCTS - 3.5%
Nestle, S.A. (c)	24,115	1,867,224
Unilever plc (c)	50,635	2,799,103
		4,666,327
FOOD STAPLES & DRUG RETAILING - 3.4%
Costco Wholesale Corporation	15,526	3,244,623
CVS Caremark Corporation	12,552	807,721
PepsiCo, Inc.	5,140	559,592
		4,611,936
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
Becton, Dickinson and Company	5,715	1,369,085
Medtronic plc	46,376	3,970,249
Stryker Corporation	8,347	1,409,475
		6,748,809
HEALTH CARE PROVIDERS & SERVICES - 7.5%
Anthem, Inc.	9,444	2,247,955
Humana Inc.	3,092	920,272
UnitedHealth Group, Inc.	27,950	6,857,253
		10,025,480
HOTELS, RESTAURANTS & LEISURE - 0.3%
Compass Group PLC (c)	23,253	503,427

HOUSEHOLD PRODUCTS - 1.2%
Reckitt Benckiser Group plc	19,405	1,588,105

INDUSTRIAL CONGLOMERATES - 0.8%
3M Company	5,538	1,089,435

INTERNET SOFTWARE & SERVICES - 7.8%
Alphabet Inc. A (a)	4,806	5,426,887
Alphabet Inc. C (a)	4,477	4,994,765
		10,421,652
IT CONSULTING & SERVICES - 6.0%
Accenture plc	28,058	4,590,008
Cognizant Technology Solutions Corporation (a)	43,814	3,460,868
		8,050,876
PHARMACEUTICALS & BIOTECHNOLOGY - 8.3%
Abbott Laboratories	34,972	2,132,942
Eli Lilly and Company	8,528	727,694
Johnson & Johnson	49,237	5,974,418
Novartis AG (c)	6,290	475,147
Pfizer Inc.	32,427	1,176,452
Roche Holding Ltd. (c)	26,769	739,627
		11,226,280
RETAILING - 2.5%
TJX Companies, Inc. (The)	35,048	3,335,869

SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 4.2%
Analog Devices, Inc.	6,420	615,806
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	73,003	2,668,990
Texas Instruments, Inc.	21,877	2,411,939
		5,696,735
SOFTWARE & SERVICES - 18.2%
Cisco Systems, Inc.	90,998	3,915,644
MasterCard Incorporated	10,771	2,116,717
Microsoft Corporation	96,348	9,500,876
Oracle Corporation	176,926	7,795,360
SAP AG (b)(c)	9,213	1,065,576
		24,394,173
TEXTILES & APPAREL - 1.5%
LVMH Moët Hennessy-Louis Vuitton S.A. (c)	15,927	1,055,960
V.F. Corporation	11,326	923,296
		1,979,256
TOBACCO - 3.0%
British American Tobacco plc (c)	47,101	2,376,245
Philip Morris International, Inc.	20,658	1,667,927
		4,044,172

TOTAL COMMON STOCK		131,168,327
(Cost $110,532,493)

SHORT TERM INVESTMENTS - 2.9%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	3,909,636	$3,909,636
.35%, 07/02/18, (Dated 06/29/17), Collateralized by 3,890,000 par
U.S. Treasury Inflation- .125% due 07/15/2024,
Market Value $3,990,490.37 Repurchase Proceeds $3,909,749.74
(Cost $3,909,636)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 0.8%

MONEY MARKET - 0.8%
BlackRock FedFund (Institutional Shares)
(Cost $1,062,600)	1,062,600	$1,062,600

TOTAL INVESTMENTS - 101.3%
(Cost $115,504,729)		136,140,563

OTHER ASSETS & LIABILITIES (NET) - (1.3%)		(1,797,009)
NET ASSETS - 100%		$134,343,554

(a)	Non-Income producing security
(b)	All or a portion of this security was out on loan.
(c)	ADR - American Depositary Receipts
(d)	At June 30, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $114,585,668 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,686,786
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,194,491)

Net unrealized appreciation / (depreciation)	$20,492,295

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	47.8%
Health Care	20.8%
Consumer Staples	12.5%
Financials	7.5%
Industrials	4.7%
Consumer Discretionary	4.3%
CASH + other assets (net)	2.4%
100.0%

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30,2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Quality	In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$117,617,028	$-	$-	$117,617,028
Depository Receipts	13,551,299	-	-	13,551,299
Short Term Investments	1,062,600	3,909,636	-	4,972,236
Total	$132,230,927	$3,909,636	$-	$136,140,563

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Quality Fund had no transfers.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

COMMON STOCK - 95.6%
	Shares	Value
BRAZIL - 0.7%
Porto Seguro S.A.	26,600	280,494
Sul America S.A.	98,500	466,737
		747,231
CHINA - 8.6%
Agricultural Bank of China, Class H	376,000	175,869
Anhui Conch Cement Company Limited H	57,000	326,906
Bank of China Ltd., H	69,392	34,403
Bank of Communications Co., Ltd. H	98,000	75,065
China Cinda Asset Management Co., Ltd. H	75,000	24,088
China Communications Services Corporation Ltd. H	178,000	112,749
China Construction Bank Corporation	202,422	187,038
China Merchants Bank Co., Ltd. - H Shares	8,500	31,362
China National Building Material Co., Ltd. H	558,000	552,574
China Shenhua Energy Co., Ltd.	294,000	697,689
China Southern Airlines Company Limited H	696,000	547,305
China Vanke Co., Ltd. H	13,300	46,529
Dongfeng Motor Group Company Limited	306,000	323,694
Fosun International	355,500	668,746
Guangzhou Automobile Group Co Ltd H Shares	308,000	301,079
Guangzhou R&F Properties Co., Ltd. H	50,400	101,747
Industrial & Commercial Bank of China Ltd.	355,911	266,265
Kingboard Chemical Holdings, Ltd.	214,000	782,764
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. B	19,200	27,418
Shenzhou International Group	54,550	673,332
Sino-Ocean Land Holdings Ltd.	59,000	34,289
Sinopec Shanghai Petrochemical Co., Ltd.	719,000	438,018
Weichai Power Company Ltd. (a)	494,000	681,223
Yum China Holdings Inc.	23,638	909,117
YY Inc. (a)(c)	12,506	1,256,478
		9,275,747
CZECH REPUBLIC - 1.7%
Komercni Banka A.S.	22,187	932,378
Moneta Money Bank A.S.	265,211	909,003
		1,841,381
EGYPT - 1.8%
Commercial International Bank	397,520	1,879,832

HONG KONG - 14.6%
ANTA Sports Products, Ltd.	99,000	524,253
China Conch Venture Holdings Limited	238,500	872,379
China Gas Holdings Ltd.	369,600	1,486,163
China Huishan Dairy Holdings Co., Ltd. (a)	208,000	-
China Jinmao Holdings Group Ltd.	50,000	25,107
China Medical System Holdings Ltd.	743,000	1,484,807
China Mengniu Dairy Company Limited	507,000	1,718,797
China Mobile Limited	209,500	1,861,024
China Overseas Land and Investment Ltd.	52,000	171,316
China Resources Power Holdings Co., Ltd.	788,000	1,387,936
CNOOC Limited	487,000	840,394
Country Garden Holdings Company Limited	34,000	59,799
Country Garden Services Holdings Company Ltd.	3,908	5,011
Geely Automobile Holdings Ltd.	142,000	368,288
Haier Electronics Group Co., Ltd.	93,000	318,246
Hanergy Thin Film Power Group Ltd. * (a)	36,000	-
Hengan International Group Co., Ltd.	244,500	2,352,669
Lee & Man Paper Manufacturing Ltd.	457,000	462,457
Longfor Properties Co., Ltd.	42,500	114,560
Nine Dragons Paper Limited	337,000	429,502
Shimao Property Holding Limited	37,500	98,454
Soho China Limited	31,000	14,737
Sunny Optical Technology (Group) Co., Ltd.	56,100	1,043,881
		15,639,780
HUNGARY - 2.9%
MOL Hungarian Oil and Gas PLC	174,190	1,679,333
OTP Bank Nyrt.	40,196	1,453,564
		3,132,897
INDIA - 4.3%
HCL Technologies Ltd.	200,623	2,714,113
Hindustan Petroleum Corporation Ltd.	239,595	905,016
IndianOil Corporation Ltd.	391,062	890,399
Maruti Suzuki India Ltd.	648	83,373
		4,592,901
INDONESIA - 1.2%
PT Bank Negara Indonesia (Persero) Tbk	1,316,500	647,685
PT Bank Rakyat Indonesia Tbk (a)	3,385,965	671,050
		1,318,735
MALAYSIA - 1.4%
Malayan Banking Berhad	685,000	1,526,179

RUSSIA - 6.6%
ALROSA ao	373,000	594,194
Inter Rao UES OJSC	20,206,000	1,312,197
LUKoil P.J.S.C. (c)	7,835	535,757
MMC Norilsk Nickel P.J.S.C. (c)	27,301	490,053
NovaTek OAO (Reg S) (d)	7,487	1,110,322
Novolipetsk Steel	198,910	481,821
PhosAgro (d)	32,949	423,395
Sberbank	261,370	906,705
Severstal (d)	33,380	488,349
Surgutneftegaz	791,300	359,039
Tatneft PAO-CLS	40,200	431,951
		7,133,783
SOUTH AFRICA - 7.9%
Barclays Africa Group Ltd.	22,461	261,967
Bidvest Group Limited	86,691	1,245,051
Exxaro Resources Ltd.	132,420	1,213,428
FirstRand Limited	37,352	173,969
Fortress REIT Limited	131,841	148,012
Foschini Limited	47,918	607,817
Imperial Holdings Limited	38,230	545,936
Mr Price Group Ltd.	29,403	484,981
Nedbank Group Ltd	8,910	162,111
Pioneer Foods Group Ltd.	5,782	47,171
Redefine Properties Ltd.	86,000	65,765
Sasol Ltd.	38,669	1,417,539
Standard Bank of South Africa Ltd.	8,852	123,815
Steinhoff International Holdings N.V.	7,219	679
Telkom South Africa Limited	385,034	1,376,495
Truworths International Ltd.	100,912	568,285
		8,443,021
SOUTH KOREA - 16.8%
Dongbu Insurance Co., Ltd.	3,979	210,642
Hanwha Chemical Corporation	41,520	814,008
Hyundai Glovis Co., Ltd.	14,716	1,525,077
Hyundai Marine & Fire Insurance, Co., Ltd.	7,179	217,077
Hyundai Mobis Company Limited	5,273	1,003,029
Industrial Bank of Korea	17,605	243,263
KB Financial Group Inc.	3,712	175,858
KT&G Corporation	23,748	2,279,978
LG Corp.	27,231	1,761,647
LG Electronics Inc.	11,163	831,341
Lotte Chemical Corporation	4,377	1,366,708
NCSoft Corporation	3,372	1,122,487
Samsung Electronics Company, Ltd.	21,320	892,398
Samsung Fire & Marine Insurance Co., Ltd.	1,195	283,069
SK Hynix Inc.	14,105	1,084,611
SK Innovation Co., Ltd.	5,043	914,030
SK Telecom Co., Ltd. (c)	12,255	285,787
SK Telecom Company Ltd.	9,484	1,982,747
S-Oil Corp.	9,928	975,429
		17,969,186
TAIWAN - 13.1%
AU Optronics Corp. (a)	1,061,000	448,920
Catcher Technology Co., Ltd.	58,000	648,704
Chailease Holding Co., Ltd.	8,000	26,239
China Development Financial Holding Corporation	605,000	221,256
China Life Insurance Co., Limited	211,000	222,153
Chinatrust Financial Holding Co., Ltd.	265,000	190,785
Chunghwa Telecom Co., Ltd. (b)(c)	3,063	110,023
First Financial Holding Company Ltd.	360,381	243,497
Fubon Financial Holding Co., Ltd.	108,000	181,012
Hon Hai Precision Industry Co., Ltd.	18,544	50,605
Inventec Corporation	732,000	575,017
Largan Precision Co., Ltd.	908	133,720
Macronix International Co., Ltd. (a)	271,000	385,765
Mega Financial Holding Co., Ltd.	267,000	235,574
Micro-Star International Co., Ltd.	113,000	349,135
Nanya Technology Corp.	202,000	551,237
Novatek Microelectronics Corp., Ltd.	135,000	608,836
Phison Electronics Corp.	52,000	411,040
Pou Chen Corporation	2,220,000	2,577,628
President Chain Store Corp.	267,000	3,025,682
Ruentex Industries Ltd.	1,211,000	2,470,577
Shin Kong Financial Holding Co., Ltd.	720,000	277,482
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	2,915	106,572
		14,051,459
THAILAND - 5.1%
Indorama Ventures Public Company Limited	28,500	47,099
Kasikornbank PCL	40,800	246,302
Kasikornbank PCL (e)	54,900	321,479
Krung Thai Bank PCL	419,046	211,230
Krung Thai Bank PCL (e)	614,500	309,754
PTT Global Chemical PCL	68,800	151,597
PTT Global Chemical PCL (e)	600,000	1,322,065
PTT PCL (d)	574,700	832,647
Siam Cement Pub Co-for Reg	4,450	55,608
Siam Commercial Bank PCL	23,000	82,267
Siam Commercial Bank PCL (e)	100,700	360,186
Thai Oil PCL	39,600	92,934
Thai Oil PCL (e)	413,400	970,174
TMB Bank Public Company Limited	1,274,600	88,487
TMB Bank Public Company Limited (d)	6,247,400	433,716
		5,525,545
TURKEY - 6.7%
Eregli Demir ve Celik Fabrikalari T.A.S.	460,832	1,023,960
Ford Otomotiv Sanayi A.S.	106,715	1,425,036
Petkim Petrokimya Holding A.S.	916,835	966,666
TAV Havalimanlari Holding A.S.	322,851	1,578,211
Tupras - Turkiye Petrol Rafinerileri A.S.	90,882	2,138,167
		7,132,040
UNITED ARAB EMERATES - 2.2%
Aldar Properties P.J.S.C.	1,047,434	576,030
Dubai Islamic Bank PSJ	730,983	969,178
First Abu Dhabi Bank	234,216	774,747
		2,319,955
TOTAL COMMON STOCK
(Cost $105,562,272)		102,529,672

PREFERRED STOCK - 2.4%
SOUTH KOREA - 2.4%
Hyundai Motor Company Ltd.	10,523	857,325
Hyundai Motor Company Ltd.	12,076	891,749
Samsung Electronics Co., Ltd.	24,896	841,036
		2,590,110
TOTAL PREFERRED STOCK
(Cost $2,786,662)		2,590,110

WARRANTS - 0.0%
THAILAND - 0.0%
Indorama Ventures Public Company Limited (a)	1	0
(Cost $0)

EXCHANGE TRADED FUNDS - 0.7%
United States - 0.7%
Vanguard FTSE Emerging Markets ETF	18,100	763,820
(Cost $763,913)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 98.7%
(Cost $109,112,847)		105,883,602

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 0.0%

MONEY MARKET - 0.0%
BlackRock FedFund (Institutional Shares)
(Cost $39,506)	39,506	$39,506

TOTAL INVESTMENTS - 98.7%
(Cost $109,152,353)		105,923,108

OTHER ASSETS & LIABILITIES (Net) - 1.3%		1,350,390
NET ASSETS - 100%		$107,273,498

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c)	ADR - American Depositary Receipts
(d)	GDR - Global Depositary Receipts
(e)	NVDR - Non-Voting Depositary Receipts
(f)	At June 30, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 109,259,377 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,772,329
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,148,104)

Net unrealized appreciation / (depreciation)	$(3,375,775)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	16.5%
Consumer Discretionary	14.7%
Energy	13.6%
Information Technology	13.1%
Materials	11.0%
Consumer Staples	8.8%
Industrials	8.3%
Telecommunication Services	5.3%
Utilities	3.9%
Health Care	1.4%
Real Estate	1.4%
Mutual Funds	0.7%
Cash and Other Assets (Net)	1.3%
100.0%

Pear Tree PanAgora Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Emerging Markets	In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$87,563,392	$4,929,009	$-	$92,492,401
Common stock Units	466,737	-	-	466,737
Depository Receipts	9,356,757	-	-	9,356,757
Mutual Funds	763,820	-	-	763,820
Preferred Stock	2,590,110	-	-	2,590,110
Real Estate Investment Trust	213,777	-	-	213,777
Short Term Investments	39,506	0	-	39,506
Total	$100,994,099	$4,929,009	$-	$105,923,108

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Emerging Markets Fund transferred $ 1,743,925 out of Level 1 into Level 2, and $ 3,702,502 out of Level 2 into Level 1.
*	The reason for the transfer from Level 1 to Level 2 was due to inactive pricing of the securities.
*	The reason for the transfer from Level 2 to Level 1 was active pricing of securities resuming.
*	Common Stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Emerging Markets

Banks	4,005,741
Chemicals	198,696
Construction Materials	55,608
Oil, Gas & Consumable Fuels	92,934
Real Estate Management & Development	576,030
$4,929,009

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

COMMON STOCK - 93.1%
	Shares	Value
AUSTRALIA - 3.0%
BHP Billiton plc (a)	1,502,300	$67,528,385
WorleyParsons Limited	2,214,860	28,643,857
		96,172,242
AUSTRIA - 2.2%
Andritz AG	1,317,100	69,916,493

BELGIUM - 2.2%
Solvay S.A.	556,418	70,268,252

CANADA - 4.3%
Magna International Inc.	1,147,920	66,785,849
Methanex Corporation	1,003,793	71,003,346
		137,789,195
COLOMBIA - 2.0%
Bancolombia S.A. (a)	769,800	36,781,044
Bancolombia S.A.	2,276,800	27,520,791
		64,301,835
FINLAND - 2.0%
Kone OYJ, Class B	1,215,900	61,988,774

FRANCE - 9.1%
Imerys SA	772,279	62,448,996
Ipsos	606,580	20,739,134
Michelin (CGDE)	540,400	65,815,942
Publicis Groupe	1,018,700	70,111,279
Vinci SA	727,900	70,003,461
		289,118,812
GERMANY - 14.0%
BASF SE	747,300	71,476,514
Deutsche Telekom AG	3,473,677	53,825,963
Freenet AG	2,282,409	60,472,709
Hannover Rueck SE	551,300	68,752,849
Lanxess AG	819,100	63,891,759
Linde AG	264,300	63,082,589
Muenchener Rueckvers AG	298,030	63,007,169
		444,509,552
INDIA - 2.1%
Infosys Limited - SP (a)	3,364,892	65,379,852

IRELAND - 1.9%
Greencore Group plc	24,269,776	59,541,581

ISRAEL - 2.1%
Teva Pharmaceuticals SP (a)	2,737,328	66,571,817

ITALY - 0.1%
Trevi Finanziaria SpA	7,602,219	2,658,696

JAPAN - 5.1%
Kansai Electric Power Company Inc.	4,285,500	62,551,307
KDDI Corporation	2,292,300	62,755,375
Nexon Co., Limited	2,467,400	35,858,254
		161,164,936
NORWAY - 5.7%
DNB Bank ASA	3,225,830	63,052,113
SpareBank 1 SR-Bank ASA	4,535,638	48,083,328
Yara International ASA	1,689,000	70,046,871
		181,182,312
PUERTO RICO - 1.9%
Popular, Inc.	1,357,450	61,370,314

SINGAPORE - 2.2%
United Overseas Bank Limited	3,491,186	68,558,111

SOUTH AFRICA - 2.0%
Sasol Limited	1,774,235	65,040,409

SOUTH KOREA - 9.0%
Hyundai Mobis Company, Limited	236,900	45,063,078
Kia Motors Corporation	1,611,400	44,604,477
LG Uplus Corporation	4,279,583	53,758,782
Samsung Electronics Company Limited	1,633,373	68,368,641
Shinhan Financial Group Co., Limited	1,140,400	44,306,254
SK Hynix, Inc.	397,600	30,573,638
		286,674,870
SWEDEN - 3.5%
Duni AB	1,365,834	19,559,866
Loomis AB, Class B	1,099,726	38,254,544
Svenska Handelsbanken AB, Class A	4,875,800	54,226,390
		112,040,800
SWITZERLAND - 2.3%
Novartis AG	949,650	72,048,024

THAILAND - 2.0%
Siam Commercial Bank PCL	17,421,900	62,314,976

UNITED KINGDOM - 14.4%
Babcock International Group plc	6,354,499	68,580,970
BBA Aviation plc	9,288,386	41,848,411
Bellway plc	1,752,796	69,487,470
Cineworld Group plc	19,172,800	67,203,024
Inchcape plc	898,757	9,257,429
Next plc	774,250	61,817,550
Standard Chartered plc	7,671,696	70,121,157
Taylor Wimpey plc	29,677,437	70,066,744
		458,382,755

TOTAL COMMON STOCK		2,956,994,608
(Cost $ 2,691,001,304)

SHORT TERM INVESTMENTS - 8.0%
	Par Value	Value
MONEY MARKET - 8.0%
State Street Bank Institutional U.S. Government Money Market Fund	$253,425,138	$253,425,138
(Cost $ 253,425,138)

TOTAL INVESTMENTS - 101.1%		3,210,419,746
(Cost $ 2,944,426,442)

OTHER ASSETS & LIABILITIES (NET) -(1.1)%		(34,853,979)
NET ASSETS - 100%		$3,175,565,767

(a)	ADR - American Depository Receipts
(b)	At June 30, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 2,950,947,716 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$361,482,623
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(102,010,593)

Net unrealized appreciation/(depreciation)	$259,472,030

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	21.0%
Consumer Discretionary	19.2%
Materials	17.0%
Industrials	11.1%
Telecommunication Services	7.3%
Information Technology	6.3%
Health Care	4.4%
Energy	2.9%
Utilities	2.0%
Consumer Staples	1.9%
Cash and Other Assets (Net)	6.9%
100.0%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value	In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$2,658,418,534	$62,314,976	$-	$2,720,733,510
Depository Receipts	236,261,098	-	-	236,261,098
Short Term Investments	253,425,138	-	-	253,425,138
Total	$3,148,104,770	$62,314,976	$-	$3,210,419,746

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Foreign Value Fund transferred $ 208,703,103 from Level 2 into Level 1. The reason for the transfer was due to active pricing of the security.
*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Foreign Value
Banks	62,314,976

$62,314,976

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

COMMON STOCK - 91.8%
	Shares	Value
AUSTRALIA - 2.7%
Asaleo Care Limited	13,656,040	$14,094,276
WorleyParsons Limited	1,100,310	14,229,848
		28,324,124
BRAZIL - 1.9%
Equatorial Energia S.A.	1,325,437	19,508,091

CHINA - 3.6%
China Hongxing Sports Limited * (a)	10,258,400	75,280
Shanghai Mechanical & Electrical Industry Co.Limited - B	8,195,608	15,038,941
Shui On Land Limited	49,991,934	12,679,090
Xinhua Winshare Publishing and Media Co., Limited	15,205,500	10,581,042
		38,374,353
DENMARK - 2.2%
DFDS A/S	363,690	23,221,168

EGYPT - 0.5%
Egypt Kuwait Holding Company S.A.E.	4,690,025	5,393,529

FRANCE - 4.3%
Elis SA	1,015,500	23,289,109
Ipsos	653,767	22,352,470
		45,641,579
GERMANY- 3.1%
Freenet AG	810,600	21,476,947
Sixt SE	96,825	10,848,357
		32,325,304
HONG KONG - 4.0%
AMVIG Holdings Limited	19,416,000	5,122,302
Samson Holding Limited	46,649,800	4,875,271
Texwinca Holdings Limited	19,268,200	8,226,612
VST Holdings Limited	16,595,360	8,312,168
VTech Holdings Limited	1,378,500	15,908,540
		42,444,893
INDIA - 4.6%
LIC Housing Finance Limited	2,287,200	15,629,673
NIIT Technologies Limited	1,102,775	17,785,395
South Indian Bank Limited	48,042,301	15,601,565
		49,016,633
IRELAND - 3.1%
Glanbia plc	904,300	16,789,629
IFG Group plc	1,937,085	3,392,903
UDG Healthcare plc	1,152,485	12,562,918
		32,745,450
ITALY - 1.0%
De'Longhi SpA	381,689	10,821,558

JAPAN - 15.1%
Chugoku Marine Paints Limited	1,113,000	11,098,334
Daicel Corporation	2,010,700	22,265,440
Dowa Holdings Co., Limited	691,200	21,320,038
IBJ Leasing Co., Limited	836,600	22,140,071
Kanematsu Corporation	1,443,600	20,875,253
Nihon House Holdings Co., Limited	2,243,000	11,385,684
Unipres Corporation	1,059,400	20,773,675
VT Holdings Co., Limited	2,261,800	11,910,124
Zojirushi Corporation	1,498,700	18,328,499
		160,097,118
NETHERLANDS - 0.8%
Arcadis NV	470,184	8,488,067

NORWAY - 6.5%
ABG Sundal Collier Holding ASA	7,523,088	5,510,777
Borregaard ASA	997,800	10,773,792
Fjourd1 A.S.	1,674,219	10,641,049
Sbanken ASA	553,600	5,814,498
SpareBank Nord-Norge	812,996	6,075,025
Sparebank 1 Oestlandet	590,385	6,302,269
SpareBank 1 SMN	1,118,465	11,596,355
SpareBank 1 SR-Bank ASA	1,121,226	11,886,371
		68,600,136
PHILIPPINES - 0.7%
Manila Water Company, Inc.	13,258,470	6,956,240

PORTUGAL - 1.3%
Redes Energéticas Nacionais, SGPS, S.A.	4,947,105	13,864,168

SOUTH KOREA - 3.7%
Cuckoo Electronics Co., Limited	46,640	7,428,084
DGB Financial Group, Inc.	1,708,700	15,714,827
Lotte Himart Co., Limited	229,100	16,198,367
		39,341,278
SWEDEN - 2.0%
Duni AB	371,601	5,321,632
Loomis AB, Class B	457,756	15,923,282
		21,244,914
TAIWAN - 8.8%
Chong Hong Construction Co., Limited	5,549,255	17,127,274
Holtek Semiconductor, Inc.	1,924,600	4,683,908
Huaku Development Co., Limited	3,779,900	8,219,734
Kings Town Bank	9,219,300	9,888,027
Sercomm Corporation	7,044,000	16,380,589
Sitronix Technology Corporation	4,712,100	18,160,019
Taiwan Union Technology Corporation	5,216,300	18,392,255
		92,851,806
THAILAND -4.9%
Hana Microelectronics PCL	16,146,380	16,083,023
Ratchaburi Electricity Generating Holding PCL	12,802,600	19,804,807
Thanachart Capital PCL	11,100,700	15,664,284
		51,552,114
UNITED KINGDOM - 17.0%
BBA Aviation plc	3,670,864	16,538,915
Cineworld Group plc	6,541,600	22,929,113
Conviviality plc	3,212,000	-
Crest Nicholson Holdings plc	3,814,200	19,620,971
Galliford Try plc	1,657,580	19,107,885
Halfords Group plc	4,820,132	22,073,114
Keller Group plc	918,700	12,293,821
Lancashire Holdings Limited	2,756,654	20,627,211
The Restaurant Group plc	5,297,212	19,671,915
Vitec Group plc	311,042	5,377,316
Wetherspoon (J.D.) plc	1,318,800	21,929,296
		180,169,557

TOTAL COMMON STOCK		970,982,080
(Cost $ 911,825,825)

PREFERRED STOCK - 2.0%
GERMANY - 2.0%
Dräegerwerk AG	300,162	21,555,707
(Cost $ 24,858,841)

SHORT TERM INVESTMENTS - 6.3%	Par Value	Value
MONEY MARKET - 6.3%
State Street Bank Institutional U.S. Government Money Market Fund	$67,127,136	67,127,136
(Cost $ 67,127,136)

TOTAL INVESTMENTS - 100.1%		1,059,664,923
(Cost $ 1,003,811,802)

OTHER ASSETS & LIABILITIES (NET) - (0.1)%		(981,611)
NET ASSETS - 100%		$1,058,683,312

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.01% of net assets as of June 30, 2018.
(a)	Non-income producing security
(b)	At June 30, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 1,004,597,208 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$111,215,170
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(56,147,455)

Net unrealized appreciation/(depreciation)	$55,067,715

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	24.6%
Industrials	16.7%
Financials	16.2%
Information Technology	10.9%
Materials	6.7%
Utilities	5.7%
Real Estate	3.6%
Health Care	3.2%
Consumer Staples	2.9%
Telecommunication Services	2.0%
Energy	1.3%
Cash and Other Assets (Net)	6.2%
100.0%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value Small Cap	In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$913,961,157	$56,945,643	$75,280	$970,982,080
Preferred Stock	21,555,707	-	-	21,555,707
Short Term Investments	67,127,136	-	-	67,127,136
Total	$1,002,644,000	$56,945,643	$75,280	$1,059,664,923

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value Small Cap
Common Stock

Balances as of 03/31/2018	$78,234

Realized gain (loss)	$0

Change in unrealized appreciation (depreciation)	$-2,954

Purchases	$-

Sales	$-

Transfer into Level 3	$-

Transfer out of Level 3	$-

Balances as of 06/30/2017	$75,280

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Foreign Value Small Cap Fund transferred $ 5,393,529 out of Level 1 into Level 2 and $ 141,491,908 out of Level 2 into Level 1. The reason securities were transferred into Level 1 from Level 2 was due to active pricing of the securities and the reason securities were transferred into Level 2 from Level 1 was due to inactive pricing of the securities.
*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Foreign Value Small Cap

Banks	$15,664,284
Diversified Financial Services	5,393,529
Electric Utilities	19,804,807
Electronic Equipment, Instruments & Components	16,083,023

$56,945,643

*	Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the following industries :

Foreign Value Small Cap

Leisure Products	$75,280

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018 :

					Impact to
	Fair Value	Valuation	Unobservable		Valuation from a
Common Stock	June 30, 2018	Methodologies	Input (1)	Range	Decrease in Input (2)

Foreign Value Small Cap	$75,280	Market Comparable	Comparability Adjustment	100%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Pear Tree Funds

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: August 20, 2018

By:	/s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: August 20, 2018